Shareholder Report	12 Months Ended
Aug. 31, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	James Alpha Funds Trust
Entity Central Index Key	0001829774
Entity Investment Company Type	N-1A
Document Period End Date	Aug. 31, 2025
C000248910
Shareholder Report [Line Items]
Fund Name	Easterly ROCMuni High Income Municipal Bond Fund
Class Name	Class A
Trading Symbol	RMJAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Easterly ROCMuni High Income Municipal Bond Fund for the period of September 1, 2024 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://funds.easterlyam.com/resources/. You can also request this information by contacting us at 1-833-999-2636.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-833-999-2636
Additional Information Website	https://funds.easterlyam.com/resources/
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$85	1.20%

Expenses Paid, Amount	$ 85
Expense Ratio, Percent	1.20%
Average Annual Return [Table Text Block]

Average Annual Total Returns

	1 Year	Since Inception (February 16, 2022)
Easterly ROCMuni High Income Municipal Bond
Without Load	-57.71%	-22.31%
With Load	-58.67%	-22.80%
Bloomberg High Yield Muni Bond Index	-1.49%	0.89%
Bloomberg Municipal Bond Index	0.08%	0.65%

Performance Inception Date	Feb. 16, 2022
AssetsNet	$ 14,530,369
Holdings Count | Holding	13
Advisory Fees Paid, Amount	$ 687,301
InvestmentCompanyPortfolioTurnover	19.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$14,530,369
Number of Portfolio Holdings	13
Advisory Fee (net of waivers)	$687,301
Portfolio Turnover	19%

Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Convertible Preferred Stocks	0.0%
Corporate Bonds	33.1%
Municipal Bonds	66.9%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Capital Trust Agency, Inc. (Obligor: Voans SW Florida Healthcare)	56.9%
Convivial 2022 III LLC	34.6%
LSC Estero Prime	8.6%
Public Finance Authority (Obligor: Dreamhouse ‘Ewa Beach)	6.9%
City of Colorado Springs CO Utilities System	3.5%
Connecticut Housing Finance Authority	3.5%
Connecticut State Health & Educational Facilities	3.4%
Hampton Roads Sanitation District	3.4%
New York State Housing Finance Agency	3.4%
State of Texas	3.4%

C000248909
Shareholder Report [Line Items]
Fund Name	Easterly ROCMuni High Income Municipal Bond Fund
Class Name	Class I
Trading Symbol	RMHIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Easterly ROCMuni High Income Municipal Bond Fund for the period of September 1, 2024 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://funds.easterlyam.com/resources/. You can also request this information by contacting us at 1-833-999-2636.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-833-999-2636
Additional Information Website	https://funds.easterlyam.com/resources/
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$69	0.97%

Expenses Paid, Amount	$ 69
Expense Ratio, Percent	0.97%
Average Annual Return [Table Text Block]

Average Annual Total Returns

	1 Year	5 Years	Since Inception (September 15, 2017)
Easterly ROCMuni High Income Municipal Bond	-57.52%	-15.47%	-8.83%
Bloomberg High Yield Muni Bond Index	-1.49%	2.34%	3.59%
Bloomberg Municipal Bond Index	0.08%	0.40%	1.78%

Performance Inception Date	Sep. 15, 2017
AssetsNet	$ 14,530,369
Holdings Count | Holding	13
Advisory Fees Paid, Amount	$ 687,301
InvestmentCompanyPortfolioTurnover	19.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$14,530,369
Number of Portfolio Holdings	13
Advisory Fee (net of waivers)	$687,301
Portfolio Turnover	19%

Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Convertible Preferred Stocks	0.0%
Corporate Bonds	33.1%
Municipal Bonds	66.9%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Capital Trust Agency, Inc. (Obligor: Voans SW Florida Healthcare)	56.9%
Convivial 2022 III LLC	34.6%
LSC Estero Prime	8.6%
Public Finance Authority (Obligor: Dreamhouse ‘Ewa Beach)	6.9%
City of Colorado Springs CO Utilities System	3.5%
Connecticut Housing Finance Authority	3.5%
Connecticut State Health & Educational Facilities	3.4%
Hampton Roads Sanitation District	3.4%
New York State Housing Finance Agency	3.4%
State of Texas	3.4%

C000248908
Shareholder Report [Line Items]
Fund Name	Easterly ROCMuni High Income Municipal Bond Fund
Class Name	Investor Class
Trading Symbol	RMHVX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Easterly ROCMuni High Income Municipal Bond Fund for the period of September 1, 2024 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://funds.easterlyam.com/resources/. You can also request this information by contacting us at 1-833-999-2636.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-833-999-2636
Additional Information Website	https://funds.easterlyam.com/resources/
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$101	1.42%

Expenses Paid, Amount	$ 101
Expense Ratio, Percent	1.42%
Average Annual Return [Table Text Block]

Average Annual Total Returns

	1 Year	5 Years	Since Inception (March 23, 2020)
Easterly ROCMuni High Income Municipal Bond	-57.80%	-15.96%	-13.48%
Bloomberg High Yield Muni Bond Index	-1.49%	2.34%	5.38%
Bloomberg Municipal Bond Index	0.08%	0.40%	2.45%

Performance Inception Date	Mar. 23, 2020
AssetsNet	$ 14,530,369
Holdings Count | Holding	13
Advisory Fees Paid, Amount	$ 687,301
InvestmentCompanyPortfolioTurnover	19.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$14,530,369
Number of Portfolio Holdings	13
Advisory Fee (net of waivers)	$687,301
Portfolio Turnover	19%

Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Convertible Preferred Stocks	0.0%
Corporate Bonds	33.1%
Municipal Bonds	66.9%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Capital Trust Agency, Inc. (Obligor: Voans SW Florida Healthcare)	56.9%
Convivial 2022 III LLC	34.6%
LSC Estero Prime	8.6%
Public Finance Authority (Obligor: Dreamhouse ‘Ewa Beach)	6.9%
City of Colorado Springs CO Utilities System	3.5%
Connecticut Housing Finance Authority	3.5%
Connecticut State Health & Educational Facilities	3.4%
Hampton Roads Sanitation District	3.4%
New York State Housing Finance Agency	3.4%
State of Texas	3.4%

C000248911
Shareholder Report [Line Items]
Fund Name	Easterly ROCMuni Short Term Municipal Bond Fund
Class Name	Class I
Trading Symbol	RMSIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Easterly ROCMuni Short Term Municipal Bond Fund for the period of September 1, 2024 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://funds.easterlyam.com/resources/. You can also request this information by contacting us at 1-833-999-2636.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-833-999-2636
Additional Information Website	https://funds.easterlyam.com/resources/
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$71	0.70%

Expenses Paid, Amount	$ 71
Expense Ratio, Percent	0.70%
Average Annual Return [Table Text Block]

Average Annual Total Returns

	1 Year	Since Inception (April 27, 2022)
Easterly ROCMuni Short Term Municipal Bond	3.36%	3.45%
Bloomberg 3 Year Municipal Bond Index (2-4)	3.60%	3.02%
Bloomberg Municipal Bond Index	0.08%	2.33%

Performance Inception Date	Apr. 27, 2022
AssetsNet	$ 64,816,066
Holdings Count | Holding	116
Advisory Fees Paid, Amount	$ 107,808
InvestmentCompanyPortfolioTurnover	99.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$64,816,066
Number of Portfolio Holdings	116
Advisory Fee (net of waivers)	$107,808
Portfolio Turnover	99%

Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Municipal Bonds	100.0%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Monarch-Chesterfield Levee District	4.5%
Miami-Dade County Expressway Authority	3.6%
Greater Orlando Aviation Authority (Obligor: Greater Orlando Aviation Authority)	3.6%
Illinois Finance Authority (Obligor: OSF Healthcare System Obligated Group)	2.9%
Bexar County Hospital District (Obligor: Bexar County Hospital District)	2.4%
County of Miami-Dade Aviation Revenue	2.4%
Mid-Bay Bridge Authority (Obligor: Mid-Bay Bridge Authority)	2.2%
Chicago Board of Education	2.0%
Port of Seattle (Obligor: Seatac Fuel LLC)	1.9%
Kenton County Airport Board (Obligor: Kenton County Airport Board)	1.9%

C000248912
Shareholder Report [Line Items]
Fund Name	Easterly ROCMuni Short Term Municipal Bond Fund
Class Name	Investor Class
Trading Symbol	RMSVX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Easterly ROCMuni Short Term Municipal Bond Fund for the period of September 1, 2024 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://funds.easterlyam.com/resources/. You can also request this information by contacting us at 1-833-999-2636.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-833-999-2636
Additional Information Website	https://funds.easterlyam.com/resources/
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$96	0.95%

Expenses Paid, Amount	$ 96
Expense Ratio, Percent	0.95%
Average Annual Return [Table Text Block]

Average Annual Total Returns

	1 Year	Since Inception (April 27, 2022)
Easterly ROCMuni Short Term Municipal Bond	2.57%	2.97%
Bloomberg 3 Year Municipal Bond Index (2-4)	3.60%	3.02%
Bloomberg Municipal Bond Index	0.08%	2.33%

Performance Inception Date	Apr. 27, 2022
AssetsNet	$ 64,816,066
Holdings Count | Holding	116
Advisory Fees Paid, Amount	$ 107,808
InvestmentCompanyPortfolioTurnover	99.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$64,816,066
Number of Portfolio Holdings	116
Advisory Fee (net of waivers)	$107,808
Portfolio Turnover	99%

Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Municipal Bonds	100.0%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Monarch-Chesterfield Levee District	4.5%
Miami-Dade County Expressway Authority	3.6%
Greater Orlando Aviation Authority (Obligor: Greater Orlando Aviation Authority)	3.6%
Illinois Finance Authority (Obligor: OSF Healthcare System Obligated Group)	2.9%
Bexar County Hospital District (Obligor: Bexar County Hospital District)	2.4%
County of Miami-Dade Aviation Revenue	2.4%
Mid-Bay Bridge Authority (Obligor: Mid-Bay Bridge Authority)	2.2%
Chicago Board of Education	2.0%
Port of Seattle (Obligor: Seatac Fuel LLC)	1.9%
Kenton County Airport Board (Obligor: Kenton County Airport Board)	1.9%